CAPITAL MANAGEMENT - Capital structure (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2019	Dec. 31, 2018
CAPITAL MANAGEMENT
Short-term debts amount	Rp 8,705	Rp 4,043
Long-term debts amount	58,252	40,039
Total debts amount	66,957	44,082
Equity attributable to owners of the parent company amount	99,796	98,739
Total amount	Rp 166,753	Rp 142,821
Short-term debts portion (as a percent)	5.22%	2.83%
Long-term debts portion (as a percent)	34.93%	28.04%
Total debts portion (as a percent)	40.15%	30.87%
Equity attributable to owners of the parent company portion (as a percent)	59.85%	69.13%
Total portion (as a percent)	100.00%	100.00%